STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Subscriptions Payable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2014	89,383,183
Beginning balance, value at Dec. 31, 2014		$ 21,905,643	$ 0	$ (18,946,856)	$ 192,319	$ 3,151,106
Stock compensation, non-employees		41,845	0	0	0	41,845
Private placement, common stock and warrants issuance for cash, shares	2,311,000
Private placement, common stock and warrants issuance for cash		219,990	0	0	0	219,990
Derivative liability adjustment		(191,490)	0	0	0	(191,490)
Stock subscriptions received		0	21,514	0	0	(21,514)
Net loss and comprehensive loss		0	0	2,753,593	(725,671)	2,027,922
Ending balance, shares at Dec. 31, 2015	91,694,183
Ending balance, value at Dec. 31, 2015		21,975,988	21,514	(16,193,263)	(533,352)	5,270,887
Private placement, common stock and warrants issuance for cash, shares	6,681,668
Private placement, common stock and warrants issuance for cash		169,700	(21,514)	0	0	148,186
Derivative liability adjustment		(169,700)	0	0	0	(169,700)
Stock subscriptions received						0
Private placement, common stock, shares	3,800,000
Private placement, common stock, value		76,000	0	0	0	76,000
Issuance of stock for purchase of oil properties from related parties, Shares	39,974,313
Issuance of stock for purchase of oil properties from related parties, value		867,443	0	0	0	867,443
Net loss and comprehensive loss		0	0	(7,332,474)	161,864	(7,170,610)
Ending balance, shares at Dec. 31, 2016	142,150,164
Ending balance, value at Dec. 31, 2016	$ 22,919,431	$ 0	$ (23,525,737)	$ (371,488)	$ (977,794)	$ (977,794)